Income Tax Note - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	$ 6,170,477	$ 1,646,580
Computer equipment [member]
Schedule of Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	4,508	240
Restricted interest and financing expenses [Member] | Canada [Member]
Schedule of Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	764,297
Other [Member]
Schedule of Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	722,097	124,132
Non-capital losses carried forward [Member] | Canada [Member]
Schedule of Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	4,248,226	1,357,347
Non-capital losses carried forward [Member] | Australia [Member]
Schedule of Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	$ 431,349	$ 164,861